JPMORGAN FUNDS


PROSPECTUS APRIL 16 2004


J.P. MORGAN SERIES TRUST II

MID CAP VALUE PORTFOLIO


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Mid Cap Value Portfo1io                                     1

The Portfolio's Management and Administration               6

How Your Account Works                                      7

    Buying Portfolio Shares                                 7

    Selling Portfolio Shares                                7

    Distributions and Taxes                                 8

Financial Highlights                                       10

How To Reach Us                                    BACK COVER

The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which J.P. Morgan Series Trust II assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objectives and policies of the Portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN MID CAP VALUE PORTFOLIO

THE PORTFOLIO'S OBJECTIVE

The Portfolio seeks growth from capital appreciation.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of any borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase. Market capitalization is the total market value of a company's shares.

Under normal circumstances, the Portfolio will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Derivatives, which are instruments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio's income or gain.

The Portfolio may invest any portion of its Assets that is not in equity securities in high quality money market instruments and repurchase agreements.

The Portfolio may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Portfolio may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio's Board of Trustees may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.

The Portfolio is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Portfolio should understand that:

-  There is no assurance that the Portfolio will meet its investment objective.

-  The Portfolio does not represent a complete investment program.

INVESTMENT PROCESS

The adviser, J.P. Morgan Investment Management Inc. (JPMIM), uses a 'bottom-up' approach and bases stock selection on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with many national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme overvaluation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential. Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

THE PORTFOLIO'S MAIN INVESTMENT RISKS

All variable annuity portfolios carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

The Portfolio may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of companies selected for the Portfolio.

The securities of mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, share price changes may be more sudden or more erratic.

The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Portfolio, and the cost of hedging may reduce the Portfolio's returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio's potential for loss.

The Portfolio's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Portfolio's mortgage-related securities to changes in interest rates, the performance and duration of the Portfolio may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

If the Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate share of the Portfolio's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss.

Since the Portfolio is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would. This increased concentration in fewer issuers may result in the Portfolio's shares being more sensitive to the economic results of those issuing the securities.

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                                                        PROSPECTUS APRIL 16 2004

THE PORTFOLIO'S PAST PERFORMANCE

This section shows the Portfolio's performance record with respect to the Portfolio's shares. The bar chart shows how the performance of the Portfolio's shares has varied from year-to-year over the past two calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year and life of the Portfolio. It compares that performance to the Russell Mid Cap Value Index, a broad-based securities market index, and the Lipper Variable Annuity Mid-Cap Value Funds Index, a broad-based index.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio in the past have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information of the Portfolio should not be compared with other portfolios that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

[CHART]

YEAR-BY-YEAR RETURNS(1)

2002       0.82%
2003      29.63%

BEST QUARTER 2nd quarter, 2003       14.04%
WORST QUARTER 3rd quarter, 2002      -8.41%

(1) The Portfolio's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003(1),(2)

                                                                  PAST 1 YEAR    LIFE OF PORTFOLIO
--------------------------------------------------------------------------------------------------
JPMORGAN MID CAP VALUE PORTFOLIO                                        29.63                18.04
--------------------------------------------------------------------------------------------------
RUSSELL MID CAP VALUE INDEX(3)                                          38.07                16.04
--------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY MID-CAP VALUE FUNDS INDEX(3)                    39.08                14.66

(1)  See footnote on previous page.

(2) The Portfolio commenced operations on 9/28/01. Performance for the indexes is as of 9/30/01.

(3)  Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

MANAGEMENT FEES                                                                              0.70
DISTRIBUTION (RULE 12b-1) FEES                                                               NONE
SHAREHOLDER SERVICE FEES                                                                     NONE
OTHER EXPENSES(1)                                                                            0.88
-------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                              1.58
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                                   (0.33)
-------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                                              1.25

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its average daily net assets through 4/30/05. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio is 1.00%.

EXAMPLE

The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.

                                          1 YEAR             3 YEARS             5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                 127                 467                 829                 1,850

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the Portfolio. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The Mid Cap Value Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER

JPMIM is the investment adviser and makes the day-to-day investment decisions for the Portfolio. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 12/31/03, the adviser received the following fees for advisory services:

     ADVISORY SERVICES       0.70% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS*

* During the most recent fiscal year ended 12/31/03, the adviser waived 0.11% of this fee.

THE PORTFOLIO MANAGERS
The portfolio management team is led by Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM and Lawrence E. Playford, Jr., Vice President of JPMIM and CFA. Mr. Simon joined JPMIM in 1980 as an analyst in the London office responsible for covering the energy, real estate and building product sectors of U.S. small cap companies. Mr. Playford has worked with various affiliates of JPMIM, the adviser, since 1993.

THE PORTFOLIO'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative, shareholder and certain financial services and oversees the Portfolio's other service providers. The Administrator and The BISYS Group, Inc., as sub-administrator, provide Trust officers.

During the most recent fiscal year ended 12/31/03, JPMorgan Chase Bank received the following fees for administrative and shareholder services:

   ADMINISTRATIVE SERVICES   0.55% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS*

* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

JPMorgan Chase Bank may enter into services agreements with participating insurance companies under which it will pay a portion of its administrative services fees to such insurance companies for performing shareholder and administrative services.

THE PORTFOLIO'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying Portfolio shares.

The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolio generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

In addition, the Portfolio has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Portfolio. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Federal law requires a portfolio to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the portfolio, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the accountholder's identity. The portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the portfolio may suspend or limit account transactions while it is in the process of attempting to verify the account-holder's identity. If the portfolio is unable to verify the accountholder's identity after an account is established, the portfolio may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

SELLING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.

ABUSIVE TRADING
The Portfolio is not intended to be an investment vehicle for market timing or abusive trading; such trading in your account may result in dilution in the value of Portfolio shares held by long-term shareholders, disrupt portfolio management and increase Portfolio expenses for all shareholders. The Portfolio or its administrator will seek to prohibit any purchase order with respect to one investor, a related group of investors or their agent, where there is a pattern of purchases and sales of the Portfolio that indicates market timing or abusive trading. Because all of the shares of the Portfolio are held in omnibus accounts maintained by Participating Insurance Companies and Eligible Plans, there are limitations on the ability of the Portfolio and its administrator to identify abusive trading, and therefore, the effectiveness of the Portfolio's and its administrator's efforts may be reduced. Automatic reinvestments of any dividends and distributions on remaining Portfolio balances are excepted from this trading prohibition.

DISTRIBUTIONS AND TAXES

The Portfolio can earn income and it can realize capital gain. The Portfolio deducts any expenses and then pays out these earnings to shareholders as distributions.

The Portfolio generally declares and pays any distributions at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

TAX CONSEQUENCES TO PARTICIPATING INSURANCE COMPANIES OR ELIGIBLE PLANS

Dividends of net investment income and dividends of short-term capital gains generally will be taxable to a Participating Insurance Company or Eligible Plan at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Distributions of net capital gain represent gain on the sale of securities held in the Portfolio for more than one year. These distributions will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares. Long-term capital gain recognized by a Participating Insurance Company or Eligible Plan is taxed at the same rate as ordinary income.

A shareholder who buys shares just before a distribution will pay tax on the entire amount of the taxable distribution received, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Portfolio will send each shareholder a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

Any shareholder for whom the Portfolio does not have a valid Taxpayer Identification Number may be subject to backup withholding.

TAX CONSEQUENCES TO POLICY OWNERS AND ELIGIBLE PLAN PARTICIPANTS

Distributions will be taxable to the separate accounts of the Participating Insurance Companies or Eligible Plans, not the contract holders or plan participants. For the Federal income tax consequences to Policy owners and Eligible Plan participants, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor's tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past fiscal period as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

                                                                              YEAR         YEAR      09/28/01*
                                                                             ENDED        ENDED        THROUGH
                                                                          12/31/03     12/31/02       12/31/01
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                      $  16.72     $  16.69      $   15.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)@                                             0.09         0.12           0.02
    Net gains or losses on securities
    (both realized and unrealized)                                            4.85         0.03           1.67
==============================================================================================================
    Total from investment operations                                          4.94         0.15           1.69
==============================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income                                      0.07         0.01             --
    Distributions from capital gains                                            --         0.11             --
==============================================================================================================
    Total distributions                                                       0.07         0.12             --
==============================================================================================================
Net asset value, end of period                                            $  21.59     $  16.72      $   16.69
==============================================================================================================
TOTAL RETURN(b)                                                              29.63%        0.82%         11.27%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)                              $ 29,365     $ 10,145      $   2,655
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                                                              1.00%        1.00%          1.00%
--------------------------------------------------------------------------------------------------------------
    Net investment income                                                     0.76%        0.72%          0.46%
--------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
    reimbursements and earnings credits                                       1.58%        2.69%         10.62%
--------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without waivers, reimbursements
    and earnings credits                                                      0.18%       (0.97%)        (9.16%)
--------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE(b)                                                      45%          72%            21%
==============================================================================================================

  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

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

HOW TO REACH US

MORE INFORMATION

For more information on this Portfolio the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Portfolio's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121

PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-08212.


(C) J.P. Morgan Chase & Co. All Rights Reserved. April 2004.

PR-MCVP-404

JPMORGAN FUNDS


PROSPECTUS APRIL 16 2004

J.P. MORGAN SERIES TRUST II

SMALL COMPANY PORTFOLIO


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Small Company Portfolio                                  1

The Portfolio's Management and Administration            7

How Your Account Works                                   8

    Buying Portfolio Shares                              8

    Selling Portfolio Shares                             8

    Distributions and Taxes                              9

Financial Highlights                                    10

How To Reach Us                                 BACK COVER


The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the Portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN SMALL COMPANY PORTFOLIO

THE PORTFOLIO'S OBJECTIVE
The Portfolio seeks to provide high total return from a portfolio of small company stocks.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

Equity securities in which the Portfolio can invest include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of depository receipts.

Derivatives, which are instruments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio's income or gain.

Although the Portfolio intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.

The Portfolio may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Portfolio may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio's Board of Trustees may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Portfolio should understand that:

- There is no assurance that the Portfolio will meet its investment objective.

- The Portfolio does not represent a complete investment program.

INVESTMENT PROCESS
In managing the Portfolio, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), utilizes a combination of disciplined portfolio construction and bottom-up stock selection. Disciplined portfolio construction includes maintaining sector weights in the Portfolio that are closely aligned with the sector weights of the benchmark index, the S&P SmallCap 600 Index. Bottom-up stock selection includes three key elements of analysis: fundamentals, valuation and investment timeliness. In the analysis of fundamentals, the adviser focuses on companies with high quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and relatively high rate of return on invested capital. The adviser seeks companies with sustainable revenue growth, margin expansion and earnings growth. In valuation analysis, the adviser focuses on several valuation metrics, including price to earnings versus expected earnings per share growth rate and enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA). In timeliness analysis, the adviser utilizes technical indicators, such as relative price strength and trading volume characteristics, to control for risk and determine an appropriate time to buy. The adviser combines growth and value investing.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

THE PORTFOLIO'S MAIN INVESTMENT RISKS
All variable annuity portfolios carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

The Portfolio may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of the companies selected for the Portfolio.

Because the assets in this Portfolio are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a Portfolio which invests mostly in larger companies. That is because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Portfolio may not achieve its objective if securities which JPMIM believes are undervalued do not appreciate as much as JPMIM anticipates or if companies which JPMIM believes will experience earnings growth do not grow as expected.

The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Portfolio, and the cost of hedging may reduce the Portfolio's returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio's potential for loss.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Portfolio's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The Portfolio's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Portfolio's mortgage-related securities to changes in interest rates, the performance and duration of the Portfolio may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation

                                                        PROSPECTUS APRIL 16 2004

(Freddie Mac) is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

If the Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate share of the Portfolio's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

THE PORTFOLIO'S PAST PERFORMANCE

This section shows the Portfolio's performance record with respect to the Portfolio's shares. The bar chart shows how the performance of the Portfolio's shares has varied from year-to-year over the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the S&P SmallCap 600 Index, a broad-based securities market index, and the Lipper Variable Annuity Small Company Funds Average, a broad-based index.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio in the past have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information of the Portfolio should not be compared with other portfolios that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

[CHART]

YEAR-BY-YEAR RETURNS(1)

  1995     32.91%
  1996     21.74%
  1997     22.50%
  1998     -5.51%
  1999     44.39%
  2000    -11.32%
  2001     -8.03%
  2002    -21.65%
  2003     35.98%

BEST QUARTER 4th quarter, 1999      34.41%
WORST QUARTER 3rd quarter, 1998    -21.67%

(1) The Portfolio's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003(1),(2)

                                                      PAST 1 YEAR   PAST 5 YEARS  LIFE OF PORTFOLIO
---------------------------------------------------------------------------------------------------
JPMORGAN SMALL COMPANY PORTFOLIO                            35.98           4.64               9.96
---------------------------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(3)                                   38.79           9.67              13.63
---------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY SMALL COMPANY FUNDS AVERAGE(3)      41.99           7.63              10.91

(1) See footnote on previous page.

(2) The Portfolio commenced operations on 1/3/95. Performance for the indexes is as of 1/31/95.

(3) Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

MANAGEMENT FEES                                                                                0.60
DISTRIBUTION (RULE 12b-1) FEES                                                                 NONE
SHAREHOLDER SERVICE FEES                                                                       NONE
OTHER EXPENSES(1)                                                                              0.55
TOTAL ANNUAL OPERATING EXPENSES(2)                                                             1.15

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.15% of its average daily net assets through 4/30/05. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- total annual operating expenses of 1.15%.

This example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)          117          365          633        1,398

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the Portfolio. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The Small Company Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Portfolio. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 12/31/03, the adviser received the following fees for advisory services:

     ADVISORY SERVICES     0.60% OF THE PORTFOLIO'S
                           AVERAGE DAILY NET ASSETS

THE PORTFOLIO MANAGERS
The portfolio management team is led by Juliet Ellis, Managing Director of JPMIM and CFA and Juan Hartsfield, Vice President of JPMIM. Ms. Ellis has worked for JPMIM or one of its affiliates since 1987 as an analyst and portfolio manager. Mr. Hartsfield is an analyst in the U.S. Small-Cap/Mid-Cap Equity Group. Mr. Hartsfield, an employee since 2000, is responsible for the consumer and industrial sectors. Prior to joining the firm, he worked as a management consultant at Booz Allen & Hamilton from 1999 to 2000.

THE PORTFOLIO'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative, shareholder and certain financial services and oversees the Portfolio's other service providers. The Administrator and The BISYS Group, Inc., as sub-administrator, provide Trust officers.

During the most recent fiscal year ended 12/31/03, JPMorgan Chase Bank received the following fees for administrative and shareholder services:

  ADMINISTRATIVE SERVICES     0.55% OF THE PORTFOLIO'S
                              AVERAGE DAILY NET ASSETS*

* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

JPMorgan Chase Bank may enter into services agreements with participating insurance companies under which it will pay a portion of its administrative services fees to such insurance companies for performing shareholder and administrative services.

THE PORTFOLIO'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolio generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

In addition, the Portfolio has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Portfolio. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Federal law requires a portfolio to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the portfolio, its transfer agent, shareholder servicing agent or its financial intermediaries to attempt to verify the accountholder's identity. The portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If a portfolio is unable to verify the accountholder's identity after an account is established, the portfolio may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

SELLING PORTFOLIO SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

ABUSIVE TRADING
The Portfolio is not intended to be an investment vehicle for market timing or abusive trading; such trading in your account may result in dilution in the value of Portfolio shares held by long-term shareholders, disrupt portfolio management and increase Portfolio expenses for all shareholders. The Portfolio or its administrator will seek to prohibit any purchase order with respect to one investor, a related group of investors or their agent, where there is a pattern of purchases and sales of the Portfolio that indicates market timing or abusive trading. Because all of the shares of the Portfolio are held in omnibus accounts maintained by Participating Insurance Companies and Eligible Plans, there are limitations on the ability of the Portfolio and its administrator to identify abusive trading, and therefore, the effectiveness of the Portfolio's and its administrator's efforts may be reduced. Automatic reinvestments of any dividends and distributions on remaining Portfolio balances are excepted from this trading prohibition.

DISTRIBUTIONS AND TAXES
The Portfolio can earn income and it can realize capital gain. The Portfolio deducts any expenses and then pays out these earnings to shareholders as distributions.

The Portfolio generally declares and pays any distributions at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

TAX CONSEQUENCES TO PARTICIPATING INSURANCE COMPANIES OR ELIGIBLE PLANS

Dividends of net investment income and dividends of short-term capital gains generally will be taxable to a Participating Insurance Company or Eligible Plan at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Distributions of net capital gain represent gain on the sale of securities held in the Portfolio for more than one year. These distributions will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares. Long-term capital gain recognized by a Participating Insurance Company or Eligible Plan is taxed at the same rate as ordinary income.

A shareholder who buys shares just before a distribution will pay tax on the entire amount of the taxable distribution received, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Portfolio will send each shareholder a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

Any shareholder for whom the Portfolio does not have a valid Taxpayer Identification Number may be subject to backup withholding.

TAX CONSEQUENCES TO POLICY OWNERS AND ELIGIBLE PLAN PARTICIPANTS

Distributions will be taxable to the separate accounts of the Participating Insurance Companies or Eligible Plans, not the contract holders or plan participants. For the Federal income tax consequences to Policy owners and Eligible Plan participants, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor's tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

                                                    YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $  10.34     $  13.22     $  14.38     $  16.73     $  11.86
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   (0.06)          --+        0.03         0.03           --+
    Net gains or losses on securities
    (both realized and unrealized)                  3.78        (2.86)       (1.18)       (1.93)        5.23
============================================================================================================
    Total from investment operations                3.72        (2.86)       (1.15)       (1.90)        5.23
============================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income              --         0.02         0.01         0.02         0.01
    Distributions from capital gains                  --           --           --         0.43         0.35
============================================================================================================
    Total distributions                               --         0.02         0.01         0.45         0.36
============================================================================================================
Net asset value, end of period                  $  14.06     $  10.34     $  13.22     $  14.38     $  16.73
============================================================================================================
TOTAL RETURN                                       35.98%      (21.65%)      (8.03%)     (11.32%)      44.39%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)    $ 52,215     $ 37,711     $ 43,229     $ 32,978     $ 16,425
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------
    Net expenses                                    1.15%        1.15%        1.15%        1.15%        1.15%
------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   (0.53%)       0.05%        0.26%        0.30%        0.07%
------------------------------------------------------------------------------------------------------------
    Expenses without reimbursements
    and earnings credits                            1.15%        1.16%        1.15%        1.32%        2.57%
------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
    reimbursements and earnings credits            (0.53%)       0.04%        0.26%        0.13%       (1.35%)
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                               60%         162%          91%         105%         121%
============================================================================================================

 + Amount is less than $0.005.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

HOW TO REACH US

MORE INFORMATION
For more information on this Portfolio the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121

PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-08212.


(C)J.P. Morgan Chase & Co. All Rights Reserved. April 2004.

PR-SCP-404

JPMORGAN FUNDS

PROSPECTUS APRIL 16 2004

[GRAPHIC]

J.P. MORGAN SERIES TRUST II

INTERNATIONAL EQUITY PORTFOLIO


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

International Equity Portfolio                                  1

The Portfolio's Management and Administration                   7

How Your Account Works                                          8

    Buying Portfolio Shares                                     8

    Selling Portfolio Shares                                    8

    Distributions and Taxes                                     9

Financial Highlights                                           10

How To Reach Us                                        BACK COVER


This Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the Portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

THE PORTFOLIO'S OBJECTIVE

The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Portfolio may invest in companies (or governments) in the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. The Portfolio may also invest in companies or governments in emerging markets.

Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. These investments may take the form of depositary receipts.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it may invest.

Derivatives, which are instruments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio's income or gain.

While the Portfolio invests primarily in equity securities, it may also invest in investment-grade debt securities. Investment-grade means a rating in the four highest categories by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated, but are deemed by JPMIM, to be of comparable quality. No more than 20% of the Portfolio's Assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 20% of the Portfolio's Assets will be invested in debt securities issued by a foreign government or international organization, such as the World Bank.

Although the Portfolio intends to invest primarily in equity securities and investment-grade debt securities, under normal market conditions it may invest up to 20% of its Assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic or other conditions, the Portfolio may invest any amount of its assets in these instruments.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Portfolio may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Portfolio may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio's Board of Trustees may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Portfolio should understand that:

- There is no assurance that the Portfolio will meet its investment objective.

- The Portfolio does not represent a complete investment program.

INVESTMENT PROCESS

In managing the Portfolio, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), seeks to diversify the Portfolio's investments by investing in at least three issuers in several countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one country.

The Portfolio uses a three-step bottom-up, stock-picking process. First, regional, locally based analysts rank securities within their regions based on primary research conducted by the analysts. Second, all positively ranked stocks filter up to a group of global sector analysts, who rank the stocks globally. Finally, all securities ranked positively by the local analysts and global sector analysts are considered by a group of senior portfolio managers who construct a diversified and risk managed portfolio.

The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

THE PORTFOLIO'S MAIN INVESTMENT RISKS

All variable annuity portfolios carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

The Portfolio may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will fluctuate in response to movements in international markets. Portfolio performance will also depend on the effectiveness of the adviser's research, as well as its stock picking and currency management decisions.

Because the Portfolio invests primarily in securities of issuers outside the United States, an investment in the Portfolio is riskier than an investment in a U.S. equity fund. Because foreign securities are usually denominated in foreign currencies, the value of the Portfolio's investments may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets.

The Portfolio's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

The Portfolio's investments in emerging markets could lead to more volatility in the value of the Portfolio's shares. As mentioned above, the normal risks of investing in foreign countries increase when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investment or private property.

Because the Portfolio may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a portfolio which does not invest in small companies. Small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. Small companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Portfolio, and the cost of hedging may reduce the Portfolio's returns.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Securities rated in the lowest investment grade category by Moody's, S&P, Fitch, or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Portfolio invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Portfolio invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Portfolio is investing for temporary defensive purposes, it could reduce the Portfolio's potential returns.

The Portfolio's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Portfolio's mortgage-related securities to changes in interest rates, the performance and duration of the Portfolio may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

If the Portfolio invests in shares of another investment company, shareholders would bear not only their proportionate share of the Portfolio's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss.

The Portfolio may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining and prices of these securities may fall more rapidly than those of other securities.

THE PORTFOLIO'S PAST PERFORMANCE

This section shows the Portfolio's performance record with respect to the Portfolio's shares. The bar chart shows how the performance of the Portfolio's shares has varied from year-to-year over the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the MSCI EAFE Index, a broad-based securities market index, and the Lipper Variable Annuity International Funds Average, a broad-based index.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio in the past have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information of the Portfolio should not be compared with other portfolios that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

YEAR-BY-YEAR RETURNS(1)

1995      12.38%
1996      13.12%
1997       5.43%
1998       4.73%
1999      36.66%
2000     -15.84%
2001     -19.14%
2002     -18.31%
2003      32.44%

BEST QUARTER 4th quarter, 1998      21.06%
WORST QUARTER 3rd quarter, 2002    -20.84%

(1) The Portfolio's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003(1),(2)

                                                             PAST 1 YEAR   PAST 5 YEARS   LIFE OF PORTFOLIO
-----------------------------------------------------------------------------------------------------------
JPMORGAN INTERNATIONAL EQUITY PORTFOLIO                            32.44           0.12                3.91
-----------------------------------------------------------------------------------------------------------
MSCI EAFE INDEX(3)                                                 38.59          (0.05)               4.61
-----------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY INTERNATIONAL FUNDS AVERAGE(3)             35.38           1.31                6.08
-----------------------------------------------------------------------------------------------------------

(1)  See footnote on previous page.

(2) The Portfolio commenced operations on 1/3/95. Performance for the indexes is from 1/31/95.

(3)  Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

MANAGEMENT FEES                                                                    0.60
DISTRIBUTION (RULE 12b-1) FEES                                                     NONE
SHAREHOLDER SERVICE FEES                                                           NONE
OTHER EXPENSES(1)                                                                  0.96
---------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                                    1.56
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                         (0.36)
---------------------------------------------------------------------------------------
NET EXPENSES(2)                                                                    1.20

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% of its average daily net assets through 4/30/05. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 4/30/05 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.

                                   1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)          122         457          816        1,826

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the Portfolio. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The International Equity Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER

JPMIM is the investment adviser and makes the day-to-day investment decisions for the Portfolio. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 12/31/03, the adviser received the following fees for advisory services:

      ADVISORY SERVICES      0.60% OF THE PORTFOLIO'S
                             AVERAGE DAILY NET ASSETS*

* During the most recent fiscal year ended 12/31/03, the adviser waived 0.36% of this fee.

THE PORTFOLIO MANAGERS

The portfolio management team is led by James Fisher and Peter Harrison, both Managing Directors. Mr. Fisher is the Director-in-charge of EAFE funds. He joined J.P. Morgan in 1985 and has held numerous investment roles. Mr. Harrison joined J.P. Morgan in 1996 and became head of the Global Portfolios group in 1998.

THE PORTFOLIO'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative, shareholder and certain financial services and oversees the Portfolio's other service providers. The Administrator and The BISYS Group, Inc., as sub-administrator, provide Trust officers.

During the most recent fiscal year ended 12/31/03, JPMorgan Chase Bank received the following fees for administrative and shareholder services:

   ADMINISTRATIVE SERVICES   0.60% OF THE PORTFOLIO'S
                             AVERAGE DAILY NET ASSETS*

* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

JPMorgan Chase Bank may enter into services agreements with participating insurance companies under which it will pay a portion of its administrative services fees to such insurance companies for performing shareholder and administrative services.

THE PORTFOLIO'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying Portfolio shares.

The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolio generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

In addition, the Portfolio has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Portfolio. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Federal law requires a portfolio to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the portfolio, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the accountholder's identity. The portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If the portfolio is unable to verify the accountholder's identity after an account is established, the portfolio may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the accountholder.

SELLING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.

ABUSIVE TRADING
The Portfolio is not intended to be an investment vehicle for market timing or abusive trading; such trading in your account may result in dilution in the value of Portfolio shares held by long-term shareholders, disrupt portfolio management and increase Portfolio expenses for all shareholders. The Portfolio or its administrator will seek to prohibit any purchase order with respect to one investor, a related group of investors or their agent, where there is a pattern of purchases and sales of the Portfolio that indicates market timing or abusive trading. Because all of the shares of the Portfolio are held in omnibus accounts maintained by Participating Insurance Companies and Eligible Plans, there are limitations on the ability of the Portfolio and its administrator to identify abusive trading, and therefore, the effectiveness of the Portfolio's and its administrator's efforts may be reduced. Automatic reinvestments of any dividends and distributions on remaining Portfolio balances are excepted from this trading prohibition.

DISTRIBUTIONS AND TAXES

The Portfolio can earn income and it can realize capital gain. The Portfolio deducts any expenses and then pays out these earnings to shareholders as distributions.

The Portfolio generally declares and pays any distributions at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

TAX CONSEQUENCES TO PARTICIPATING INSURANCE COMPANIES OR ELIGIBLE PLANS

Dividends of net investment income and dividends of short-term capital gains generally will be taxable to a Participating Insurance Company or Eligible Plan at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Distributions of net capital gain represent gain on the sale of securities held in the Portfolio for more than one year. These distributions will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares. Long-term capital gain recognized by a Participating Insurance Company or Eligible Plan is taxed at the same rate as ordinary income.

A shareholder who buys shares just before a distribution will pay tax on the entire amount of the taxable distribution received, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Portfolio will send each shareholder a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

Any shareholder for whom the Portfolio does not have a valid Taxpayer Identification Number may be subject to backup withholding.

TAX CONSEQUENCES TO POLICY OWNERS AND ELIGIBLE PLAN PARTICIPANTS

Distributions will be taxable to the separate accounts of the Participating Insurance Companies or Eligible Plans, not the contract holders or plan participants. For the Federal income tax consequences to Policy owners and Eligible Plan participants, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor's tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

                                                       YEAR           YEAR           YEAR           YEAR           YEAR
                                                      ENDED          ENDED          ENDED          ENDED          ENDED
                                                   12/31/03       12/31/02       12/31/01       12/31/00       12/31/99
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period             $     7.20     $     8.85     $    11.35     $    13.83     $    10.52
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                              0.03           0.08           0.09          (0.01)          0.11
    Net gains or losses on securities
    (both realized and unrealized)                     2.28          (1.69)         (2.24)         (2.18)          3.71
==========================================================================================================================
    Total from investment operations                   2.31          (1.61)         (2.15)         (2.19)          3.82
==========================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income               0.06           0.04           0.09           0.04           0.11
    Distributions from capital gains                     --             --           0.26           0.25           0.40
==========================================================================================================================
    Total distributions                                0.06           0.04           0.35           0.29           0.51
==========================================================================================================================
Net asset value, end of period                   $     9.45     $     7.20     $     8.85     $    11.35     $    13.83
==========================================================================================================================
TOTAL RETURN                                          32.44%        (18.31%)       (19.14%)       (15.84%)        36.66%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands)     $   44,708     $   20,292     $   24,859     $   27,780     $   22,304
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Net expenses                                       1.20%          1.20%          1.20%          1.20%          1.20%
--------------------------------------------------------------------------------------------------------------------------
    Net investment income                              0.69%          1.04%          0.88%          0.65%          0.85%
--------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
    reimbursements and earnings credits                1.56%          1.52%          1.40%          1.73%          1.98%
--------------------------------------------------------------------------------------------------------------------------
    Net investment income without
    waivers, reimbursements and earnings credits       0.33%          0.72%          0.68%          0.12%          0.07%
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 123%            86%            82%            88%            66%
==========================================================================================================================

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



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

HOW TO REACH US

MORE INFORMATION

For more information on this Portfolio the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Portfolio's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121

PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-08212.


(C) J.P. Morgan Chase & Co. All Rights Reserved. April 2004.
PR-IEP-404

JPMORGAN FUNDS


PROSPECTUS APRIL 16 2004

J.P. MORGAN SERIES TRUST II

U.S. LARGE CAP CORE EQUITY PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

U.S. Large Cap Core Equity Portfolio                     1

The Portfolio's Management and Administration            7

How Your Account Works                                   8

    Buying Portfolio Shares                              8

    Selling Portfolio Shares                             8

    Distributions and Taxes                              9

Financial Highlights                                    10

How To Reach Us                                 BACK COVER


The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the Portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO

THE PORTFOLIO'S OBJECTIVE
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of large-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Portfolio's weightings are similar to those of the S&P 500. The Portfolio seeks to maintain sector weightings within +/-3% of the S&P 500.

Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.

Derivatives, which are instruments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments, for risk management and to increase the Portfolio's income or gain.

Within each sector, the Portfolio employs an active management style, overweighting stocks that are ranked as undervalued while underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described under "Investment Process"). This disciplined investment process results in a Portfolio of between 50-60 securities.

By holding between 50-60 securities, with an emphasis on those that appear undervalued, while generally aligning its sector weightings with those of its benchmark, the Portfolio seeks returns that exceed those of the S&P 500 over the long term with a controlled level of volatility.

The Portfolio may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Portfolio may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio's Board of Trustees may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.

The Portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Portfolio should understand that:

- There is no assurance that the Portfolio will meet its investment objective.

- The Portfolio does not represent a complete investment program.

INVESTMENT PROCESS
In managing the Portfolio, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at a company's prospects over a relatively long period often as much as five years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the adviser's findings.

On behalf of the Portfolio, the adviser buys and sells equity securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

THE PORTFOLIO'S MAIN INVESTMENT RISKS
All variable annuity portfolios carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

The Portfolio may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of companies selected for the Portfolio.

To the extent the Portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information.

The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Portfolio, and the cost of hedging may reduce the Portfolio's returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio's potential for loss.

The Portfolio's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Portfolio's mortgage-related securities to changes in interest rates, the performance and duration of the Portfolio may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

If the Portfolio invests in shares of another investment company, shareholders would bear not only

                                                        PROSPECTUS APRIL 16 2004

their proportionate share of the Portfolio's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

THE PORTFOLIO'S PAST PERFORMANCE

This section shows the Portfolio's performance record with respect to the Portfolio's shares. The bar chart shows how the performance of the Portfolio's shares has varied from year-to-year over the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the S&P 500 Index, a broad-based securities market index, and the Lipper Variable Annuity Large Cap Core Funds Average, a broad-based index.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio in the past have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information of the Portfolio should not be compared with other portfolios that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

[CHART]

YEAR-BY-YEAR RETURNS(1)

  1995     33.91%
  1996     21.14%
  1997     27.50%
  1998     23.28%
  1999     18.54%
  2000    -10.98%
  2001    -11.91%
  2002    -24.62%
  2003     28.14%

BEST QUARTER 4th quarter, 1998      20.73
WORST QUARTER 3rd quarter, 2002    -17.80%

(1) The portfolio's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003(1),(2)

                                                      PAST 1 YEAR    PAST 5 YEARS  LIFE OF PORTFOLIO
----------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO               28.14           (2.13)              9.64
----------------------------------------------------------------------------------------------------
S&P 500 INDEX(3)                                            28.68           (0.57)             12.00
----------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY LARGE CAP CORE FUNDS AVERAGE(3)     26.43           (1.31)              9.52

(1) See footnote on previous page.

(2) The Portfolio commenced operations on 1/3/95. Performance for the indexes is as of 1/31/95.

(3) Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)
MANAGEMENT FEES                                                                                 0.35
DISTRIBUTION (RULE 12b-1) FEES                                                                  NONE
SHAREHOLDER SERVICE FEES                                                                        NONE
OTHER EXPENSES(1)                                                                               0.50
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                                              0.85

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.85% of its average daily net assets through 4/30/05. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- total annual operating expenses of 0.85%.

This example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)           87          271          471        1,049

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the Portfolio. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The U.S. Large Cap Core Equity Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Portfolio. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 12/31/03, the adviser received the following fees for advisory services:

     ADVISORY SERVICES       0.35% OF THE PORTFOLIO'S
                             AVERAGE DAILY NET ASSETS

THE PORTFOLIO MANAGERS
The portfolio management team is led by David Silberman, Managing Director of JPMIM, and Louise Sclafani, Managing Director of JPMIM. Mr. Silberman has been an employee since 1989 and manages core U.S. Large Cap equity strategies. Ms. Sclafani has been at JPMorgan Chase (or one of its predecessors) since 1994.

THE PORTFOLIO'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative, shareholder and certain financial services and oversees the Portfolio's other service providers. The Administrator and The BISYS Group, Inc. as sub-administrator, provide Trust officers.

During the most recent fiscal year ended 12/31/03, JPMorgan Chase Bank received the following fees for administrative and shareholder services:

   ADMINISTRATIVE SERVICES   0.50% OF THE PORTFOLIO'S
                             AVERAGE DAILY NET ASSETS*

* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

JPMorgan Chase Bank may enter into services agreements with participating insurance companies under which it will pay a portion of its administrative services fees to such insurance companies for performing shareholder and administrative services.

THE PORTFOLIO'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, for more information about buying Portfolio shares.

The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolio generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the board of trustees. When fair value is used, the prices of securities used by the Portfolio to calculate NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

In addition, the Portfolio has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Portfolio. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Federal law requires a portfolio to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the portfolio, its transfer agent, shareholder servicing agent or its financial intermediaries to attempt to verify the accountholder's identity. The portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If a portfolio is unable to verify the accountholder's identity after an account is established, the portfolio may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

SELLING PORTFOLIO SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.

                                                        PROSPECTUS APRIL 16 2004

ABUSIVE TRADING
The Portfolio is not intended to be an investment vehicle for market timing or abusive trading; such trading in your account may result in dilution in the value of Portfolio shares held by long-term shareholders, disrupt portfolio management and increase Portfolio expenses for all shareholders. The Portfolio or its administrator will seek to prohibit any purchase order with respect to one investor, a related group of investors or their agent, where there is a pattern of purchases and sales of the Portfolio that indicates market timing or abusive trading. Because all of the shares of the Portfolio are held in omnibus accounts maintained by Participating Insurance Companies and Eligible Plans, there are limitations on the ability of the Portfolio and its administrator to identify abusive trading, and therefore, the effectiveness of the Portfolio's and its administrator's efforts may be reduced. Automatic reinvestments of any dividends and distributions on remaining Portfolio balances are excepted from this trading prohibition.

DISTRIBUTIONS AND TAXES
The Portfolio can earn income and it can realize capital gain. The Portfolio deducts any expenses and then pays out these earnings to shareholders as distributions.

The Portfolio generally declares and pays any distributions at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

TAX CONSEQUENCES TO PARTICIPATING INSURANCE COMPANIES OR ELIGIBLE PLANS

Dividends of net investment income and dividends of short-term capital gains generally will be taxable to a Participating Insurance Company or Eligible Plan at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Distributions of net capital gain represent gain on the sale of securities held in the Portfolio for more than one year. These distributions will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares. Long-term capital gain recognized by a Participating Insurance Company or Eligible Plan is taxed at the same rate as ordinary income.

A shareholder who buys shares just before a distribution will pay tax on the entire amount of the taxable distribution received, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Portfolio will send each shareholder a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

Any shareholder for whom the Portfolio does not have a valid Taxpayer Identification Number may be subject to backup withholding.

TAX CONSEQUENCES TO POLICY OWNERS AND ELIGIBLE PLAN PARTICIPANTS

Distributions will be taxable to the separate accounts of the Participating Insurance Companies or Eligible Plans, not the contract holders or plan participants. For the Federal income tax consequences to Policy owners and Eligible Plan participants, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor's tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

                                                      YEAR          YEAR           YEAR           YEAR           YEAR
                                                     ENDED         ENDED          ENDED          ENDED          ENDED
                                                  12/31/03      12/31/02       12/31/01       12/31/00       12/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $     9.84    $    13.06     $    14.90     $    17.35     $    15.84
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                             0.10          0.08           0.06           0.07           0.09
    Net gains or losses on securities
    (both realized and unrealized)                    2.65         (3.29)         (1.83)         (1.93)          2.80
=====================================================================================================================
    Total from investment operations                  2.75         (3.21)         (1.77)         (1.86)          2.89
=====================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income              0.08          0.01           0.07           0.10           0.06
    Distributions from capital gains                    --            --             --           0.49           1.32
=====================================================================================================================
    Total distributions                               0.08          0.01           0.07           0.59           1.38
=====================================================================================================================
Net asset value, end of period                  $    12.51    $     9.84     $    13.06     $    14.90     $    17.35
TOTAL RETURN                                         28.14%       (24.62%)       (11.91%)       (10.98%)        18.54%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)    $   51,208    $   42,713     $   62,344     $   55,793     $   39,484
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
    Net expenses                                      0.85%         0.85%          0.85%          0.85%          0.87%
---------------------------------------------------------------------------------------------------------------------
    Net investment income                             0.89%         0.67%          0.48%          0.57%          0.74%
---------------------------------------------------------------------------------------------------------------------
    Expenses without reimbursements
    and earnings credits                              0.85%         0.85%          0.85%          0.85%          0.87%
---------------------------------------------------------------------------------------------------------------------
    Net investment income without
    reimbursements and earnings credits               0.89%         0.67%          0.48%          0.57%          0.74%
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 86%           67%            52%            64%           104%
=====================================================================================================================

                       THIS PAGE INTENTIONALLY LEFT BLANK.

HOW TO REACH US

MORE INFORMATION
For more information on this Portfolio the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121

PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-08212.

(C) J.P. Morgan Chase & Co. All Rights Reserved. April 2004.

PR-USLCCEP-404

JPMORGAN FUNDS


PROSPECTUS APRIL 16 2004


J.P. MORGAN SERIES TRUST II

BOND PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Bond Portfolio                                              1

The Portfolio's Management and Administration               7

How Your Account Works                                      8

    Buying Portfolio Shares                                 8

    Selling Portfolio Shares                                8

    Distributions and Taxes                                 9

Financial Highlights                                       10

How To Reach Us                                    BACK COVER

The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the Portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN BOND PORTFOLIO

THE PORTFOLIO'S OBJECTIVE
The Portfolio seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

THE PORTFOLIO'S MAIN INVESTMENT STRATEGY
Under normal circumstances, the Portfolio invests at least 80% of its Assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. "Assets" means net assets, plus the amount of borrowings for investment purposes. These securities may be of any maturity, but under normal market conditions the management team will keep the Portfolio's duration within one year of that of the Lehman Aggregate Bond Index (currently about four years).

Derivatives, which are instruments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers. The Portfolio typically hedges its non-dollar investments back to the U.S. dollar.

At least 75% of Assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Ratings (Fitch), or the equivalent by another national rating organization, including at least 65% of Assets invested in securities rated A or better. No more than 25% of Assets may be invested in securities rated B or BB (junk bonds). It may also invest in securities that are unrated but are deemed by the adviser to be of comparable quality.

The Portfolio may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Portfolio may invest in shares of other investment companies, including shares of affiliated money market funds.

The Portfolio's Board of Trustees may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.

The portfolio is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

Investors considering the Portfolio should understand that:

-  There is no assurance that the Portfolio will meet its investment objective.

-  The Portfolio does not represent a complete investment program.

INVESTMENT PROCESS
In managing the Portfolio, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the Portfolio may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Portfolio's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Portfolio's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a portfolio, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A portfolio's duration is generally shorter than a portfolio's average maturity because the maturity of a security only measures the time until final payment is due. The Portfolio's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Portfolio's benchmark. The strategists closely monitor the Portfolio and make tactical adjustments as necessary.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

THE PORTFOLIO'S MAIN INVESTMENT RISKS
All variable annuity portfolios carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Portfolio.

The Portfolio may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Portfolio's share price and total return will vary in response to changes in interest rates. How well the Portfolio's performance compares to that of similar income funds will depend on the success of the investment process.

The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Portfolio, and the cost of hedging may reduce the Portfolio's returns. In addition, the Portfolio may use derivatives for non-hedging purposes which increases the Portfolio's potential for loss.

To the extent that the Portfolio seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The Portfolio's asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Portfolio's mortgage-related securities to changes in interest rates, the performance and duration of the Portfolio may be more volatile than if it did not hold these securities.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Portfolio, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Dollar-rolls, forward commitments and repurchase agreements involve some risk to the Portfolio if the other party does not live up to its obligation under the agreement.

The Portfolio may engage in active and frequent trading leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the Portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in bond prices.

THE PORTFOLIO'S PAST PERFORMANCE
This section shows the Portfolio's performance record with respect to the Portfolio's shares. The bar chart shows how the performance of the Portfolio's shares has varied from year-to-year over the past nine calendar years. This provides some indication of the risks of investing in the Portfolio. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. It compares that performance to the Lehman Aggregate Bond Index, the Citigroup Broad Investment Grade Bond Index, broad-based securities market indexes, and the Lipper Variable Annuity Corporate Debt Funds A-Rated Average, a broad-based index. In the past, the Portfolio has compared its performance to the Citigroup Broad Investment Grade Bond Index, but currently the Portfolio compares its performance to the Lehman Aggregate Bond Index instead. The Lehman Aggregate Bond Index is a more accurate depiction of the risk and performance characteristics of the Portfolio. Effective December 29, 2003, the benchmark of the J.P. Morgan Bond Portfolio will be the Lehman Aggregate Bond Index.

Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Portfolio. Some of the companies that provide services to the Portfolio in the past have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

Performance information of the Portfolio should not be compared with other portfolios that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1995       16.85%
1996        2.09%
1997        9.38%
1998        8.01%
1999       -1.13%
2000       10.54%
2001        6.92%
2002        8.80%
2003        3.72%

BEST QUARTER 2nd quarter, 1995      6.18%
WORST QUARTER 1st quarter, 1996    -2.62%

(1)  The Portfolio's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME FOR PERIODS ENDED DECEMBER 31, 2003(1),(2)

                                                                   PAST 1 YEAR   PAST 5 YEARS   LIFE OF PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
JPMORGAN BOND PORTFOLIO                                                   3.72           5.71                7.14
-----------------------------------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX(3)                                            4.11           6.62                7.94
-----------------------------------------------------------------------------------------------------------------
CITIGROUP BROAD INVESTMENT GRADE BOND INDEX(3)                            4.20           6.62                7.94
-----------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE(3)           4.71           5.81                7.40

(1)  See footnote on previous page.

(2) The Portfolio commenced operations on 1/3/95. Performance for the indexes is as of 1/31/95.

(3)  Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR PORTFOLIO SHARES

The expenses of Portfolio Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

MANAGEMENT FEES                                                                                              0.30
DISTRIBUTION (RULE 12b-1) FEES                                                                               NONE
SHAREHOLDER SERVICE FEES                                                                                     NONE
OTHER EXPENSES(1)                                                                                            0.45
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES(2)                                                                           0.75

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.75% of its average daily net assets through 4/30/05. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in Portfolio Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,
-  5% return each year, and

-  total annual operating expenses of 0.75%.

This example is for comparison only; the actual returns of Portfolio Shares and your actual costs may be higher or lower.

                                          1 YEAR             3 YEARS             5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                  77                 240                 417                   930

The expenses and example above do not reflect the deduction of any applicable charges or expenses related to the variable annuity contracts or qualified plans in the Portfolio. Investors should refer to the applicable separate account prospectus or qualified plan documents that accompany this prospectus for information pertaining to such contract charges and expenses.

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The Bond Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Portfolio. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 12/31/03, the adviser received the following fees for advisory services:

     ADVISORY SERVICES       0.30% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS

THE PORTFOLIO MANAGERS
The Portfolio is managed by a team of individuals at JPMIM.

THE PORTFOLIO'S ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative, shareholder and certain financial services and oversees the Portfolio's other service providers. The Administrator and The BISYS Group, Inc., as sub-administrator, provide Trust officers.

During the most recent fiscal year ended 12/31/03, JPMorgan Chase Bank received the following fees for administrative and shareholder services:

   ADMINISTRATIVE SERVICES   0.45% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS*

* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

JPMorgan Chase Bank may enter into services agreements with participating insurance companies under which it will pay a portion of its administrative services fees to such insurance companies for performing shareholder and administrative services.

THE PORTFOLIO'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, for more information about buying Portfolio shares.

The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day or from Eligible Plans are priced at the NAV calculated on such day, provided that the order and federal funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.

The Portfolio generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then the Portfolio values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the board of trustees. When fair value is used, the prices of securites used by the Portfolio to calculate NAV may differ from quoted or published prices for the same securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

In addition, the Portfolio has implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Portfolio. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

Federal law requires a portfolio to obtain, verify and record an accountholder's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. The portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the portfolio, its transfer agent, shareholder servicing agent or its financial intermediaries to attempt to verify the accountholder's identity. The portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder's identity. If a portfolio is unable to verify the accountholder's identity after an account is established, the portfolio may be required to involuntarily redeem the accountholder's shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.

SELLING PORTFOLIO SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.

ABUSIVE TRADING
The Portfolio is not intended to be an investment vehicle for market timing or abusive trading; such trading in your account may result in dilution in the value of Portfolio shares held by long-term shareholders, disrupt portfolio management and increase Portfolio expenses for all shareholders. The Portfolio or its administrator will seek to prohibit any purchase order with respect to one investor, a related group of investors or their agent, where there is a pattern of purchases and sales of the Portfolio that indicates market timing or abusive trading. Because all of the shares of the Portfolio are held in omnibus accounts maintained by Participating Insurance Companies and Eligible Plans, there are limitations on the ability of the Portfolio and its administrator to identify abusive trading, and therefore, the effectiveness of the Portfolio's and its administrator's efforts may be reduced. Automatic reinvestments of any dividends and distributions on remaining Portfolio balances are excepted from this trading prohibition.

DISTRIBUTIONS AND TAXES
The Portfolio can earn income and it can realize capital gain. The Portfolio deducts any expenses and then pays out these earnings to shareholders as distributions.

The Portfolio generally declares and pays any distributions at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

TAX CONSEQUENCES TO PARTICIPATING INSURANCE COMPANIES OR ELIGIBLE PLANS

Dividends of net investment income and dividends of short-term capital gains generally will be taxable to a Participating Insurance Company or Eligible Plan at ordinary income rates. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Distributions of net capital gain represent gain on the sale of securities held in the Portfolio for more than one year. These distributions will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares. Long-term capital gain recognized by a Participating Insurance Company or Eligible Plan is taxed at the same rate as ordinary income.

A shareholder who buys shares just before a distribution will pay tax on the entire amount of the taxable distribution received, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Portfolio will send each shareholder a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

Any shareholder for whom the Portfolio does not have a valid Taxpayer Identification Number may be subject to backup withholding.

TAX CONSEQUENCES TO POLICY OWNERS AND ELIGIBLE PLAN PARTICIPANTS

Distributions will be taxable to the separate accounts of the Participating Insurance Companies or Eligible Plans, not the contract holders or plan participants. For the Federal income tax consequences to Policy owners and Eligible Plan participants, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

The above is a general summary of tax implications of investing in the Portfolio. Because each investor's tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

                                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                                         12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                     $  12.54    $  11.61    $  11.65    $  11.23    $  11.67
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                             0.39        0.40        0.63        0.65        0.40
    Net gains or losses on securities
    (both realized and unrealized)                           0.07        0.62        0.17        0.52       (0.53)
=================================================================================================================
    Total from investment operations                         0.46        1.02        0.80        1.17       (0.13)
=================================================================================================================
LESS DISTRIBUTIONS:
    Dividends from net investment income                     0.39        0.09        0.73        0.75        0.27
    Distributions from capital gains                         0.27          --        0.11          --        0.04
=================================================================================================================
    Total distributions                                      0.66        0.09        0.84        0.75        0.31
=================================================================================================================
Net asset value, end of period                           $  12.34    $  12.54    $  11.61    $  11.65    $  11.23
=================================================================================================================
TOTAL RETURN                                                 3.72%       8.80%       6.92%      10.64%      (1.13%)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)             $ 91,695    $ 96,185    $ 81,524    $ 78,678    $ 66,218
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Net expenses                                             0.75%       0.75%       0.75%       0.75%       0.75%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                             2.98%       3.49%       5.37%       5.98%       5.36%
-----------------------------------------------------------------------------------------------------------------
    Expenses without reimbursements
    and earnings credits                                     0.75%       0.75%       0.75%       0.75%       0.75%
-----------------------------------------------------------------------------------------------------------------
    Net investment income (loss)
    without reimbursements
    and earnings credits                                     2.98%       3.49%       5.37%       5.98%       5.36%
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       545%        608%        421%        565%        479%
=================================================================================================================

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

HOW TO REACH US

FOR MORE INFORMATION
For more information on this Portfolio the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121

PORTFOLIO HOLDINGS
A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-08212.

(C) J.P. Morgan Chase & Co. All Rights Reserved. April 2004.

PR-BP-404